Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss)/profit	$ (11,755,000)	$ (7,825,000)	$ (4,581,000)
Adjustments to reconcile net (loss)/profit to net cash used in operating activities:
Depreciation	239,000	131,000	44,000
Non-cash finance expenses (income), net	(206,000)	(279,000)	34,000
Net changes in operating lease assets and liabilities	(148,000)	119,000	(3,000)
Gain from disposal of assets		(16,000)
Share-based compensation	(219,000)	(1,751,000)	(1,315,000)
Changes in operating assets and liabilities:
Trade receivables			36,000
Prepaid expenses and other current assets	(163,000)	(74,000)	(132,000)
Inventory	(1,117,000)	(1,405,000)	(462,000)
Accounts payable	64,000	10,000	(28,000)
Other payables and accrued expenses	1,028,000	51,000	244,000
Short term employee benefits	45,000	492,000	78,000
Net cash used in operating activities	(12,232,000)	(10,547,000)	(6,085,000)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,365,000)	(500,000)	(298,000)
Grants received for property and equipment	250,000
Long term restricted deposits	(224,000)
Net cash provided by (used in) investing activities	(1,339,000)	(500,000)	(298,000)
Cash Flows from Financing Activities:
Proceeds from issuance of shares and warrants, net of issuance costs		27,870,000	7,645,000
Net cash (used in) provided by financing activities		27,870,000	7,645,000
Effect of change in exchange on cash balances held in foreign currencies	(550,000)	(1,906,000)	428,000
Net change in cash	(14,121,000)	14,917,000	1,690,000
Cash—beginning of the year	20,793,000	5,876,000	4,186,000
Cash—end of the year	6,672,000	20,793,000	5,876,000
Supplemental disclosure of non-cash investing and financing activities:
Lease liabilities arising from obtaining right-of-use assets	55,000	319,000	1,496,000
Purchase of equipment			196,000
Reclassification of inventory to property and equipment	195,000
Conversion of preferred shares into ordinary shares			21,878,000
Keyarch Acquisition Corporation [Member]
Cash Flows from Operating Activities:
Net (loss)/profit	(465,904)	843,672
Adjustments to reconcile net (loss)/profit to net cash used in operating activities:
Income earned on investment held in Trust Account	(3,656,444)	(1,701,869)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	2,455,034	321,403
Prepaid expenses	147,611	(166,889)
Net cash used in operating activities	(1,519,703)	(703,683)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(150,000)	(116,150,000)
Cash held in Escrow Account	(30,000)
Cash withdrawn from Trust Account in connection with redemption	95,826,230
Net cash provided by (used in) investing activities	95,646,230	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units through public offering		115,000,000
Proceeds from sale of private placement units		5,450,000
Payment of underwriters’ commissions		(2,300,000)
Proceeds from promissory note to related party	2,030,000
Redemption of ordinary shares	(95,826,230)
Payment of offering costs		(1,040,314)
Repayment on promissory note to related party		(150,000)
Net cash (used in) provided by financing activities	(93,796,230)	116,959,686
Net change in cash	330,297	106,003
Cash—beginning of the year	115,171	9,168
Cash—end of the year	445,468	115,171	$ 9,168
Supplemental disclosure of non-cash investing and financing activities:
Allocation of offering costs to ordinary shares subject to redemption		2,987,577
Reclassification of ordinary shares subject to redemption		102,856,000
Remeasurement adjustment on redeemable ordinary shares		16,281,577
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in Trust Account)	3,656,444	1,701,869
Conversion of Class B ordinary shares to Class A ordinary shares	287
Reversal of offering cost adjusted from additional paid in capital		$ 131,420